SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
20. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

A summary of financial data for each quarter of fiscal 2020 and 2019 follows. Due to the seasonal nature of the Company’s businesses, quarterly amounts vary significantly during the fiscal year. In the opinion of management, the information furnished reflects all adjustments necessary for a fair presentation of the results of the interim periods.

	First	Second	Third	Fourth
(Thousands, except per share data)	Quarter	Quarter	Quarter	Quarter
2020
Operating revenues	$615,036	$639,614	$298,974	$400,044
Operating income (loss)	$104,618	$98,483	$(16,847)	$42,655
Net income (loss)	$75,752	$73,846	$(19,298)	$32,707
Earnings (loss) per share (1)
Basic	$0.82	$0.78	$(0.20)	$0.34
Diluted	$0.82	$0.77	$(0.20)	$0.34
2019
Operating revenues	$811,767	$866,255	$434,942	$479,081
Operating income (loss) (2)	$91,273	$79,606	$(1,372)	$(4,951)
Net income (loss)	$75,371	$73,671	$(13,080)	$(12,027)
Earnings (loss) per share (1)
Basic	$0.87	$0.83	$(0.15)	$(0.16)
Diluted	$0.87	$0.83	$(0.15)	$(0.17)
(1)The sum of quarterly amounts may not equal the annual amounts due to rounding.
(2)Quarterly amounts have been reclassified to conform to the current period presentation due to the adoption of ASU No. 2017-07, an amendment to ASC 715, Compensation - Retirement Benefits. See Note 2. Summary of Significant Accounting Policies.